TAXATION (Schedule of Income Tax Expense from Continuing Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
TAXATION [Line Items]
Current tax expense	¥ 25,617	$ 3,690	¥ 92,693	¥ 56,526
Deferred tax expense (benefit)	34,869	5,022	(18,668)	24,324
Income tax expense	¥ 60,486	$ 8,712	¥ 74,025	¥ 80,850